As filed with the Securities and Exchange Commission on March 25, 1997.


                                                  1933 Act File No. 333-17161
                                                  1940 Act File No. 811-07951



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N--1A

                             REGISTRATION STATEMENT
                                      UNDER
                            SECURITIES ACT OF 1933       [x]

                          POST-EFFECTIVE AMENDMENT NO.1  [x]
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940 [x]
                                AMENDMENT NO. 2          [x]

                        (check appropriate box or boxes)


                        Catholic Values Investment Trust
                     -------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 24 Federal Street, Boston, Massachusetts 02110
               -----------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-482-8260
                            ------------------------
                         (Registrant's Telephone Number)

                                 Alan R. Dynner
                 24 Federal Street, Boston, Massachusetts 02110
                -------------------------------------------------
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box):

[x]Immediately upon filing pursuant to paragraph (b)
[] On (date) pursuant to paragraph (b)
[] 60 days after filing pursuant to paragraph (a)(1)
[] On (date) pursuant to paragraph (a)(1)
[] 75 days after filing pursuant to paragraph (a)(2)
[] On (date) pursuant to paragraph (a)(2)of rule 485

If appropriate, check the following box:

[] This post-effective amendment designates a new effective date for a prwviously filed post-effective amendment.

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of shares of beneficial interest, no par value, of all series and classes of the Registrant then existing or thereafter created, and will file a Rule 24f-2 Notice within 60 days after the close of its fiscal year or as otherwise may be required.

                                     PART C

=============================================================================

                                Other Information


Item 24. Financial Statements and Exhibits


     (a) Financial Statements - Not Applicable



     (b) Exhibits:

         (1) (a) Declaration of Trust dated November 25, 1996 filed as Exhibit No. (1) to the Registration Statement filed on
                  December 2, 1996 and incorporated herein by reference.
              (b) Amendment to Declaration of Trust filed as Exhibit No.(1)(b)
                  to Pre-Effective Amendment No.1 filed on February 24,1997
                  and incorporated herein by reference.

         (2) By-Laws filed as Exhibit No.(2) to Pre-Effective Amendment No.1 filed on February 24,1997 and incorporated herein by reference.

         (3)  Not Applicable

         (4)  Not Applicable

         (5) (a) Form of Investment Advisory Contract with Wright Investors' Service, Inc. filed as Exhibit No.(5)(a) to Pre-Effective Amendment No.1 filed on February 24,1997 and incorporated herein by reference.
              (b) Form of Administration Agreement with Eaton Vance Management filed as Exhibit No.(5)(b) to Pre-Effective Amendment No.1 filed on February 24,1997 and incorporated herein by reference.

         (6) Form of Distribution Contract between the Fund and Wright Investors' Service Distributors,Inc. filed as Exhibit No. (6) to Pre-Effective Amendment No.1 filed on February 24,1997 and incorporated herein by reference.

         (7)  Not Applicable

         (8) (a) Custodian Agreement with Investors Bank & Trust Company dated December 19, 1990 filed as Exhibit No. (8)(a) to Pre-Effective Amendment No.1 filed on February 24,1997 and incorporated herein by reference.
              (b) Amendment to Custodian Agreement dated September 20, 1995 filed as Exhibit (8)(b) to Pre-Effective Amendment No.1 filed on February 24,1997 and incorporated herein by reference.
              (c) Form of Custodian Agreement with Investors Bank & Trust
                  Company filed as Exhibit No.(8)(c) to Pre-Effective Amendment No.1 filed on February 24,1997 and incorporated herein by reference.

         (9)  Not Applicable

        (10)  Opinion of Counsel filed herewith as Exhibit No. (10).

        (11) Consent of the Independent Certified Public Accountants filed as Exhibit No.(11) to Pre-Effective Amendment No.1 filed on February 24,1997 and incorporated herein by reference.

        (12)  Not Applicable

        (13) Share Purchase Agreement filed as Exhibit No.(13) to Pre-Effective Amendment No.1 filed on February 24,1997 and incorporated herein by reference.

        (14)  Not Applicable

        (15) Form of Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 filed as Exhibit No.(15) to Pre-Effective Amendment No.1 filed on February 24,1997 and incorporated herein by reference.

        (16) Form of Rule 18f-3 Plan filed as Exhibit No.(16) to Pre-Effective Amendment No.1 filed on February 24,1997 and incorporated herein by reference.

        (17) Power of Attorney filed as Exhibit No.(17) to Pre-Effective Amendment No.1 filed on February 24,1997 and incorporated herein by reference.

        (18) Service Plan filed as Exhibit No. (18) to Pre-Effective Amendment No.1 filed on February 24,1997 and incorporated herein by reference.

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No.1 to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the__ day of March , 1997.

                                          CATHOLIC VALUES INVESTMENT TRUST

                                 By:      /s/ H. Day Brigham, Jr.
                                         ------------------------------------
                                          H. Day Brigham, Jr., Vice President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                      TITLE                              DATE
----------                 -------------                      ------------


/s/ Peter M. Donovan     President, Principal             March __, 1997
---------------------  Executive Officer & Trustee
Peter M. Donovan


/s/ James L. O'Connor    Treasurer, Principal             March __, 1997
----------------------  Financial and Accounting Officer
James L. O'Connor


/s/  H. Day Brigham, Jr.   Trustee                        March __, 1997
-----------------------
H. Day Brigham, Jr.


/s/ A. M. Moody III        Trustee                        March __, 1997
----------------------
A. M. Moody III


/s/ Winthrop S. Emmet      Trustee                        March __, 1997
----------------------
Winthrop S. Emmet


/s/ Leland Miles           Trustee                        March __, 1997
--------------------
Leland Miles


/s/ Lloyd F. Pierce        Trustee                        March __, 1997
--------------------
Lloyd F. Pierce


/s/ Raymond Van Houtte     Trustee                        March __, 1997
----------------------
Raymond Van Houtte

                                  Exhibit Index


     The following Exhibits are filed as part of this Post-Effective Amendment No. 1 to the Registration Statement pursuant to General Instructions E of Form N-1A.



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   (10)           Opinion Of Counsel